Retirement Benefit Plans - Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Jan. 31, 2013	Jan. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Discount rate	5.00%	6.00%
Rate of increase in future compensation levels	3.00%	3.00%